FAIR VALUE MEASUREMENT (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Carried at Fair Value

The assets and liabilities carried at fair value as of March 31, 2014 and September 30, 2014 were as follows:

	March 31, 2014
(Amounts in thousands)	Total	Level 1	Level 2	Level 3
Assets:
Derivative assets — diesel fuel contracts	$27	$—	$27	$—

Total assets at fair value on a recurring basis	$27	$—	$27	$—

Liabilities & Mezzanine Equity:
Derivative liability — interest rate swaps	$1,001	$—	$1,001	$—
Contingent consideration for acquisitions	2,276	—	—	2,276
Redeemable Common Stock	549,119	—	—	549,119
Redeemable Convertible Preferred Stock	291,720	—	—	291,720
Deferred compensation — unearned ESOP shares	(197,888)	—	—	(197,888)

Total liabilities & mezzanine equity at fair value on a recurring basis	$646,228	$—	$1,001	$645,227

	September 30, 2014
(Amounts in thousands)	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liability — interest rate swaps	$639	$—	$639	$—
Derivative liability — diesel fuel contracts	8	—	8	—
Derivative liability — propylene swaps	491	—	491	—
Contingent consideration for acquisitions	2,276	—	—	2,276

Total liabilities at fair value on a recurring basis	$3,414	$—	$1,138	$2,276

The assets, liabilities and mezzanine equity carried at fair value as of the fiscal years ended March 31 were as follows:

	2013
(Amounts in thousands)	Total	Level 1	Level 2	Level 3
Assets:
Derivative assets — diesel fuel contracts	$55	$—	$55	$—

Total assets at fair value on a recurring basis	$55	$—	$55	$—

Liabilities & Mezzanine Equity:
Derivative liability — interest rate swaps	$1,082	$—	$1,082	$—
Derivative liability — currency forwards	3	—	3	—
Contingent consideration for acquisitions	2,535	—	—	2,535
Redeemable Common Stock	522,276	—	—	522,276
Redeemable Convertible Preferred Stock	282,547	—	—	282,547
Deferred compensation — unearned ESOP shares	(196,477)	—	—	(196,477)

Total liabilities and mezzanine equity at fair value on a recurring basis	$611,966	$—	$1,085	$610,881

	2014
(Amounts in thousands)	Total	Level 1	Level 2	Level 3
Assets:
Derivative assets — propylene swaps	$27	$—	$27	$—

Total assets at fair value on a recurring basis	$27	$—	$27	$—

Liabilities & Mezzanine Equity:
Derivative liability — interest rate swaps	$1,001	$—	$1,001	$—
Contingent consideration for acquisitions	2,276	—	—	2,276
Redeemable Common Stock	549,119	—	—	549,119
Redeemable Convertible Preferred Stock	291,720	—	—	291,720
Deferred compensation — unearned ESOP shares	(197,888)	—	—	(197,888)

Total liabilities and mezzanine equity at fair value on a recurring basis	$646,228	$—	$1,001	$645,227

Summary of Changes in Fair Value of Recurring Fair Value Measurements Using Unobservable Inputs

Changes in the fair value of recurring fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2013 and 2014 were as follows:

	Six Months Ended September 30,
(Amounts in thousands)	2013	2014
Balance at beginning of period	$610,881	$645,227
Allocation of ESOP shares to participants	6,049	4,391
Change in fair value related to items recorded in mezzanine equity	35,292	76,975
Reclassification of common stock to Redeemable Common Stock	385	—
Redemption of Redeemable Convertible Preferred Stock	(3,146)	—
Termination of redemption feature on redeemable common stock upon IPO	—	(615,040)
(1) Change in redemption feature of Redeemable Convertible Preferred Stock	—	(326,623)
(2) Change in redemption feature of Deferred Compensation — unearned ESOP Shares	—	217,346

Balance at end of period	$649,461	$2,276

Changes in the fair value of recurring fair value measurements using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2013 and 2014 were as follows (amounts in thousands):

Balance as of April 1, 2012	$558,896
Change in estimate of contingent consideration	(269)
Contingent consideration recognized for 2013 acquisition	1,471
Allocation of ESOP shares to participants	7,675
Redemption of Redeemable Convertible Preferred Stock	(3,031)
Change in fair value related to items recorded in mezzanine equity	46,139

Balance as of March 31, 2013	610,881

Change in estimate of contingent consideration	(259)
Allocation of ESOP shares to participants	8,211
Redemption of Redeemable Convertible Preferred Stock	(4,428)
Reclassification of common stock to Redeemable Common Stock	385
Change in fair value related to items recorded in mezzanine equity	30,437

Balance as of March 31, 2014	$645,227